Related-party Transactions - Summary of Performance/Pay-Out (Detail)	12 Months Ended
Dec. 31, 2018
TSR Performance of S & P Small Cap 600 Constituents 75th Percentile or greater [member]
Disclosure of transactions between related parties [line items]
Percentage of number of performance shares conditionally awarded	175.00%
TSR Performance of S&P SmallCap 600 Constituents, 50th Percentile [member]
Disclosure of transactions between related parties [line items]
Percentage of number of performance shares conditionally awarded	100.00%
TSR Performance of S&P SmallCap 600 Constituents, 25th Percentile [member]
Disclosure of transactions between related parties [line items]
Percentage of number of performance shares conditionally awarded	25.00%
TSR Performance of S&P SmallCap 600 Constituents, Less than 25th Percentile [member]
Disclosure of transactions between related parties [line items]
Percentage of number of performance shares conditionally awarded	0.00%